UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:  September 30, 2012


Check here if Amendment	 [   ];

Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number:

		28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Operations &
		 Chief Compliance Officer
Phone:  	416-932-6337


Signature, Place, and Date of Signing:

______________________________
[Signature]

Toronto, Ontario, Canada	October 12, 2012
[City, State] 				[Date]



Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Beutel, Goodman & Company Ltd.
                      Form 13F Information Table
                                                                                            Form 13F File Number
             30-Sep-12                                                                      28 - 11939

FX:                              1.01657
                                                      FX Total      Shares Investment  Other   Voting Authority
Name of Issuer        Title of Class          CUSIP  (x $1000)             Discretion  Mgr.         So Shared    None
Agrium Inc.           Common                 8916108    185,790   1,851,655   Sole           1,561,905           289,750
Allied Nevada         Common                 1934410    103,208   2,720,200   Sole           2,570,200           150,000
Bank of Nova Scotia   Common                64149107    545,761  10,289,383   Sole           8,517,434         1,771,949
Cameco Corp.          Common               13321L108    179,733   9,541,070   Sole           7,941,170         1,599,900
CIBC                  Common               136069101    510,248   6,740,786   Sole           5,564,285         1,176,501
CDN National Railway  Common               136375102    310,584   3,629,502   Sole           3,036,617           592,885
CDN Pacific Railway   Common               13645T100    305,580   3,807,360   Sole           3,131,145           676,215
Cenovus Energy Inc.   Common               15135U109    255,502   7,570,270   Sole           6,296,965         1,273,305
Encana                Common               292505104    153,055   7,226,688   Sole           6,001,138         1,225,550
Magna Intl  Inc.      Common               559222401    275,543   6,589,250   Sole           5,461,935         1,127,315
Manulife Financial    Common               56501R106    299,666  25,707,239   Sole          21,244,584         4,462,655
Molson Coors Canada   ExchNonVot CLB       608711206    292,446   6,606,483   Sole           5,365,865         1,240,618
Potash Corp. of Sask. Common               73755L107    265,533   6,317,169   Sole           5,327,119           990,050
Rogers Communications Class BNonVoting     775109200    387,523   9,898,083   Sole           8,171,507         1,726,576
Royal Bank CDA        Common               780087102    648,522  11,660,202   Sole           9,626,538         2,033,664
Talisman Energy Inc   Common               87425E103    229,396  17,747,139   Sole          14,643,605         3,103,534
Thomson Reuters Corp. Common               884903105    124,453   4,451,618   Sole           3,751,878           699,740
Toronto Dominion Bank Common               891160509    736,841   9,135,876   Sole           7,517,764         1,618,112

Total                                                 5,809,383






FORM 13F SUMMARY PAGE


Report Summary:  	September 30, 2012


Number of Other
Included Managers: 	None


Form 13F Information
Table Entry Total: 	18


Form 13F Information
Table Value Total: 	5,809,383  (thousands)


List of Other
Included Managers:  	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





No. Form 13F File Number Name
28-11939
[Repeat as necessary.]